THE COCA-COLA COMPANY MASTER TRUST for 401(k) PLANS - Investments Measured at Fair Value on a Recurring Basis (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	$ 3,937,828,274	$ 3,550,639,853
Minimum
EBP, Investment, Fair Value and NAV [Line Items]
NAV Redemption Notice Period	0 days	0 days
Maximum
EBP, Investment, Fair Value and NAV [Line Items]
NAV Redemption Notice Period	135 days	135 days
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	$ 1,293,031,112	$ 1,213,842,423
Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	1,182,487,454	1,099,960,757
Employer, Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	1,182,487,454	1,099,960,757
Interest-Bearing Cash
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	1,877,602	1,954,339
Interest-Bearing Cash | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	1,877,602	1,954,339
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	108,666,056	111,927,327
Common Stock | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	108,666,056	111,927,327
Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	2,394,790,543	2,119,269,535
Collective Trust Funds | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	0	0
Collective Trust Funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	2,394,790,543	2,119,269,535
Collective Trust Funds in Master Trust Investment Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	250,006,619	217,527,895
Collective Trust Funds in Master Trust Investment Accounts | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	0	0
Collective Trust Funds in Master Trust Investment Accounts | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Plan Interest in Master Trust, Fair Value	$ 250,006,619	$ 217,527,895